Current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Liabilities.
Borrowings	€ 1,960
Trade payables	546	€ 328
Social security and other taxes	1,019	312
Pension premiums		13
Deferred income	347
Accrued expenses and other liabilities	4,622	6,057
Current liabilities	€ 8,494	€ 6,710